Commitments and Contingencies - Summary of Undiscounted Liabilities and Future Operating Commitments (Parenthetical) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) lb	Dec. 31, 2018 USD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Annualized discount rate of contract	2.30%
Obligation Determined	$ 1,420
San Francisco Mine
Disclosure Of Commitments And Contingencies [Line Items]
Total undiscounted amount of estimated cash flows requited to settle retirement obligation	6,104	$ 5,840
Florida Canyon Mine
Disclosure Of Commitments And Contingencies [Line Items]
Total undiscounted amount of estimated cash flows requited to settle retirement obligation	$ 30,604	$ 33,921
Cyanco Company LLC
Disclosure Of Commitments And Contingencies [Line Items]
Cyanide contract maturity period	4 years
Effective date of contract	Oct. 06, 2016
Minimum volume of cyanide to be purchased under future operating commitments | lb	5,000,000